LEASES: Schedule of Components of lease expense (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Tables/Schedules
Schedule of Components of lease expense
	For the	For the
	Quarter ended	Quarter ended
	March 31, 2021	March 31, 2020
Operating lease expense	$6,470	$-

For the
Year ended
December 31, 2020
Operating lease expense	$620